INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES

25.INCOME TAXES

INCOME TAX RATE RECONCILIATION

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations	11	2,173	613
Canadian federal statutory income tax rate	15%	15%	15%
Expected federal taxes at statutory rate	2	326	92
Increase/(decrease) resulting from:
Provincial and state income taxes1	(204)	(36)	(1)
Foreign and other statutory rate differentials	310	394	45
Effects of rate-regulated accounting2	(52)	(97)	(55)
Foreign allowable interest deductions	(84)	(65)	(39)
Part VI.1 tax, net of federal Part I deduction3	55	47	23
Intercompany sale of investment4	23	68	-
Valuation allowance5	154	2	1
Noncontrolling interests	(28)	(28)	26
Other6	(6)	-	31
Income taxes on earnings before discontinued operations	170	611	123
Effective income tax rate	1,545.5%	28.1%	20.1%
1

The higher provincial and state income tax recovery in 2015 reflected the decrease in earnings largely in the Company’s Canadian operations due to the depreciation in the Canadian dollar value against the U.S. dollar.

2	The amount in 2015 included the federal component of the tax effect of the write-off of regulatory receivables.
3	The amount in 2013 was presented net of an $11 million federal tax recovery related to changes to tax law enacted during the year.
4

In September 2015 and November 2014, Enbridge sold certain assets to entities under common control. The intercompany gains realized on these transfers were eliminated.  However, because these transactions involved the sale of partnership units, tax consequences have been recognized in earnings.  This resulted in a tax expense of $39 million and $157 million in 2015 and 2014, respectively.

5

The amount in 2015 represents the federal component of the tax effect of a valuation allowance on the deferred tax assets related to an outside basis temporary difference that is no longer more likely than not to be realized.

6	2015 and 2013 included $17 million recovery and $55 million expense, respectively, related to the federal component of the tax effect of adjustments related to prior periods.

COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Earnings before income taxes and discontinued operations
Canada	(1,365)	114	193
United States	808	1,614	132
Other	568	445	288
	11	2,173	613
Current income taxes
Canada	157	35	(30)
United States	3	(15)	18
Other	3	4	4
	163	24	(8)
Deferred income taxes
Canada	(558)	(193)	31
United States	565	780	100
	7	587	131
Income taxes on earnings before discontinued operations	170	611	123

COMPONENTS OF DEFERRED INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between carrying amounts of assets and liabilities and their respective tax bases. Major components of deferred income tax assets and liabilities are as follows:

December 31,	2015	2014
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(3,423)	(2,668)
Investments	(3,024)	(2,469)
Regulatory assets	(354)	(240)
Other	(85)	(102)
Total deferred income tax liabilities	(6,886)	(5,479)
Deferred income tax assets
Financial instruments	1,374	644
Pension and OPEB plans	202	203
Loss carryforwards	848	390
Other	274	246
Total deferred income tax assets	2,698	1,483
Less valuation allowance	(538)	(42)
Total deferred income tax assets, net	2,160	1,441
Net deferred income tax liabilities	(4,726)	(4,038)
Presented as follows:
Accounts receivable and other (Note 7)	367	245
Deferred income taxes	839	561
Total deferred income tax assets	1,206	806
Accounts payable and other	(17)	(2)
Deferred income taxes	(5,915)	(4,842)
Total deferred income tax liabilities	(5,932)	(4,844)
Net deferred income tax liabilities	(4,726)	(4,038)

Valuation allowances have been established for certain loss and credit carryforwards, and outside basis temporary differences on investments that reduce deferred income tax assets to an amount that will more likely than not be realized.

As at December 31, 2015, the Company recognized the benefit of unused tax loss carryforwards of $1,754 million (2014 - $826 million) in Canada which start to expire in 2025 and beyond.

As at December 31, 2015, the Company recognized the benefit of unused tax loss carryforwards of $899 million (2014 - $394 million) in the United States which start to expire in 2030 and beyond.

The Company has not provided for deferred income taxes on the difference between the carrying value of substantially all of its foreign subsidiaries and their corresponding tax basis as the earnings of those subsidiaries are intended to be permanently reinvested in their operations. As such these investments are not anticipated to give rise to income taxes in the foreseeable future. The difference between the carrying values of the investments and their tax bases is largely a result of unremitted earnings and currency translation adjustments. The unremitted earnings and currency translation adjustment for which no deferred taxes have been recognized in respect of foreign subsidiaries is $4.0 billion (2014 - $4.7 billion). If such earnings are remitted, in the form of dividends or otherwise, the Company may be subject to income taxes and foreign withholding taxes. The determination of the amount of unrecognized deferred income tax liabilities on such amounts is not practicable.

The Company and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Company is subject to potential examinations include the United States (Federal and Texas) and Canada (Federal, Alberta and Ontario). The Company’s 2008 to 2015 taxation years are still open for audit in the Canadian and United States jurisdictions. The Company is currently under examination for income tax matters in Canada for the 2011 and 2012 taxation years, and in the United States for the 2009 to 2013 taxation years. The Company is not currently under examination for income tax matters in any other jurisdiction where it is subject to income tax.

UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	51	46
Gross increases for tax positions of current year	5	5
Reduction for lapse of statute of limitations	-	(5)
Change in translation of foreign currency	9	5
Unrecognized tax benefits at end of year	65	51

The unrecognized tax benefits as at December 31, 2015, if recognized, would affect the Company’s effective income tax rate. The Company does not anticipate further adjustments to the unrecognized tax benefits during the next 12 months that would have a material impact on its consolidated financial statements.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of Income taxes. Income tax expense for the year ended December 31, 2015 included $2 million expense (2014 - nil; 2013 - $5 million recovery) of interest and penalties. As at December 31, 2015, interest and penalties of $7 million (2014 - $5 million) have been accrued.